FINANCIAL INSTRUMENTS (Details 4) - USD ($)	Sep. 30, 2024		Dec. 31, 2023	Oct. 31, 2023	Jan. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
IfrsStatementLineItems [Line Items]
Cash	$ 5,591,717		$ 6,804,579	$ 8,858,247	$ 3,488,046	$ 1,582,384	$ 1,114,033	$ 217,788
Accounts receivable	2,661,399		1,642,990	2,109,424		1,643,959
Warrants asset	3,832,792		1,761,382	1,361,366
Convertible debentures	1,832,511
Business acquisition consideration payable	505,340		360,000	360,000		360,000
Level 1 of fair value hierarchy [member] | Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Cash	5,591,717		6,804,579	8,858,247		1,582,384
Warrants asset
Level 1 of fair value hierarchy [member] | FVTPL [Member]
IfrsStatementLineItems [Line Items]
Cash		[1]
Warrants asset	3,832,792	[1]	1,761,382	1,361,366
Level 2 of fair value hierarchy [member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	2,119,223		1,358,962	2,359,750		1,821,875
Debt	2,100,603		862,704	1,388,517		2,608,822
Convertible debentures	1,832,511		2,459,924	2,412,762
Business acquisition consideration payable	2,694,826		360,000	360,000		360,000
Derivative liability
Level 2 of fair value hierarchy [member] | FVTPL [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities		[1]
Debt		[1]
Convertible debentures		[1]
Business acquisition consideration payable		[1]
Derivative liability	13,222,933	[1]	7,471,519	7,808,500
Level 2 of fair value hierarchy [member] | Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Accounts receivable	2,661,399		1,642,990	2,109,424		1,643,959
Level 2 of fair value hierarchy [member] | FVTPL [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable		[1]

[1]	Fair Value through Profit or Loss (“FVTPL”)